INCOME TAX CREDIT	12 Months Ended
Dec. 31, 2023
Disclosure of income tax credit [Abstract]
INCOME TAX CREDIT
7.       INCOME TAX CREDIT

	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Current tax expense/(credit)
Irish Corporation tax	-	(336)	(520)
Foreign taxes (a)	462	(5)	296
Adjustment in respect of prior years	(198)	61	113

Total current tax expense/(credit)	264	(280)	(111)

Deferred tax credit (b)
Origination and reversal of temporary differences (see Note 14)	(547)	324	620
Origination and reversal of net operating losses (see Note 14)	224	(238)	(583)

Total deferred tax (credit)/charge	(323)	86	37

Total income tax credit on continuing operations in statement of operations	(59)	(194)	(74)

Tax charge/(credit) on discontinued operations (see Note 8)	-	2	(92)

Total tax credit	(59)	(192)	(166)

(a)	In 2023, the foreign taxes relate primarily to Luxembourg and Canada.

(b)
In 2023, there was a deferred tax charge of US$174,000 (2022: charge of US$109,000) (2021: charge of US$18,000) recognised in respect of Ireland and a deferred tax credit of US$497,000 (2022: credit of US$26,000) (2021: credit of US$81,000) recognised in respect of overseas tax jurisdictions.

Effective tax rate	December 31, 2023	December 31, 2022	December 31, 2021
Loss before taxation – continuing operations (US$‘000)	(36,927)	(43,780)	(1,924)
As a percentage of loss before tax:
Current tax %	(0.72)%	(0.64)%	(5.77)%
Total (current and deferred) %	(0.16)%	(0.44)%	(3.85)%

The following table reconciles the applicable Republic of Ireland statutory tax rate to the effective total tax rate for the Group:

	December 31, 2023	December 31, 2022	December 31, 2021
Irish corporation tax	(12.5)%	(12.5)%	(12.5)%
Effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised (a)	17.19%	10.97%	19.41%
Effect of tax rates on overseas earnings	(7.82)%	(7.30)%	(0.09)%
Effect of Irish income taxable at higher tax rate	2.62%	3.93%	38.60%
Adjustments in respect of prior years	(0.53)%	0.14%	5.93%
R&D tax credits	-	(0.75)%	(30.99)%
Other items (b)	0.88%	5.07%	(16.51)%

Effective tax rate	(0.16)%	(0.44)%	(3.85)%

(a)
No deferred tax asset was recognised because there was no reversing deferred tax liability in the same jurisdiction reversing in the same period and insufficient future projected taxable income in the same jurisdiction.

(b)
Other items comprise items not chargeable to tax and expenses not deductible for tax purposes. In 2022, other items mainly related to the loss on disposal of the exchangeable notes which was non-recurring. In 2021 other items mainly related to the US$4.4 million income from the Paycheck Protection Program loans which was not chargeable for tax purposes. There was no Paycheck Protection Program income in 2023 or 2022.

The distribution of (loss)/profit before taxes by geographical area was as follows:

	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Rest of World – Ireland	(12,922)	(22,354)	(813)
Rest of World – Other	(104)	(33)	3,939
Americas	(23,901)	(21,393)	(5,050)

	(36,927)	(43,780)	(1,924)

At December 31, 2023, the Group had unutilised net operating losses for continuing operations as follows:

	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Rest of World – Ireland	69,851	62,731	68,132
Rest of World – Other	52,511	448	1,000
Americas	13,840	12,778	4,761

	136,202	75,957	73,893

At December 31, 2023, the Group had unrecognised deferred tax assets in respect of unused tax losses and unused tax credits as follows:

	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Rest of World – Ireland – unused tax losses	8,464	7,489	9,272
Rest of World – Other – unused tax losses	14,701	124	279
Americas – unused tax losses	3,395	3,163	5,891
Americas – unused tax credits	5,806	4,658	3,368

Unrecognised deferred tax asset	32,366	15,434	18,810

The accounting policy for deferred tax is to calculate the deferred tax asset that is deemed recoverable, considering all sources for future taxable profits. The deferred tax assets in the above table have not been recognised due to uncertainty regarding the full utilization of these losses in the related tax jurisdiction in future periods. Only when it is probable that future profits will be available to utilize the forward losses or temporary differences is a deferred tax asset recognised. When there is a reversing deferred tax liability in that jurisdiction that reverses in the same period, the deferred tax asset is restricted so that it equals the reversing deferred tax liability.